FCF P-1

                         SUPPLEMENT DATED MARCH 1, 2006
                              TO THE PROSPECTUS OF
                         FRANKLIN CUSTODIAN FUNDS, INC.
      (FRANKLIN DYNATECH FUND, FRANKLIN GROWTH FUND, FRANKLIN INCOME FUND,
      FRANKLIN UTILITIES FUND, FRANKLIN U.S. GOVERNMENT SECURITIES FUND)
                             DATED FEBRUARY 1, 2006

The prospectus is amended as follows:
I. For the Franklin Growth Fund, under the "Performance" section on page 21, the annual total return in the bar chart for 2005 is 8.36%.
II. For the Franklin Utilities Fund, the financial highlights tables for Class B, C and R shares, beginning on page 62, are replaced with the following:

                                               YEAR ENDED SEPTEMBER 30,
 CLASS B                                    2005    2004   2003    2002    2001
 PER SHARE OPERATING PERFORMANCE
 (for a share outstanding throughout the year)
 Net asset value, beginning of year .     $10.15   $8.80  $7.97  $10.02  $10.90
 Income from investment operations:
  Net investment income/a ...........       0.39    0.38   0.37    0.41    0.41
  Net realized and unrealized gains
  (losses)                                  2.42    1.33   0.85   (1.58)  (0.87)
 Total from investment operations ...       2.81    1.71   1.22   (1.17)  (0.46)
 Less distributions from:
  Net investment income .............      (0.39)  (0.36) (0.39)  (0.41)  (0.40)
  Net realized gains ................       --       --      --   (0.47)  (0.02)
 Total distributions ................      (0.39)  (0.36) (0.39)  (0.88)  (0.42)
 Redemption fees ....................      --/c     --/c    --      --      --
 Net asset value, end of year .......     $12.57  $10.15  $8.80   $7.97  $10.02
 Total return/b .....................      28.11%  19.71% 15.88%(12.88)%(4.58)%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) .... $154,277 $127,105 $95,321 $32,802 $15,212
 Ratios to average net assets:
  Expenses ..........................       1.28%   1.30%  1.34%   1.31%   1.30%
  Net investment income .............       3.42%   3.99%  4.49%   4.44%   3.74%
 Portfolio turnover rate ............      13.53%  16.13% 25.81%  30.60%  34.03%

a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge. c Amount is less than $0.01 per share.

                                               YEAR ENDED SEPTEMBER 30,
 CLASS C                                  2005    2004   2003    2002    2001
 PER SHARE OPERATING PERFORMANCE
 (for a share outstanding throughout the year)
 Net asset value, beginning of year .     $10.13   $8.78  $7.95  $10.01  $10.88
 Income from investment operations:
  Net investment income/a ...........       0.39    0.38   0.36    0.41    0.41
  Net realized and unrealized gains
  (losses)                                  2.42    1.33   0.86   (1.59)  (0.87)
 Total from investment operations ...       2.81    1.71   1.22   (1.18)  (0.46)
 Less distributions from:
  Net investment income .............      (0.39)  (0.36) (0.39)  (0.41)  (0.39)
  Net realized gains ................       --       --      --   (0.47)  (0.02)
 Total distributions ................      (0.39)  (0.36) (0.39)  (0.88)  (0.41)
 Redemption fees ....................       --/c     --/c    --      --      --
 Net asset value, end of year .......     $12.55  $10.13  $8.78   $7.95  $10.01
 Total return/b .....................      28.16%  19.76% 15.77%(12.90)% (4.50)%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) .... $435,714 $283,747 $222,030 $67,428 $44,985
 Ratios to average net assets:
  Expenses ..........................       1.28%   1.30%  1.34%   1.29%   1.30%
  Net investment income .............       3.42%   3.99%  4.49%   4.43%   3.76%
 Portfolio turnover rate ............      13.53%  16.13% 25.81%  30.60%  34.03%

 a Based on average daily shares outstanding.
 b Total return does not reflect the contingent deferred sales charge.
 c Amount is less than $0.01 per share.
                                                    YEAR ENDED SEPTEMBER 30,
 CLASS R                                           2005   2004    2003    2002/D
 PER SHARE OPERATING PERFORMANCE
 (for a share outstanding throughout the year)
 Net asset value, beginning of year ..........    $10.15  $8.79   $7.96   $9.81
 Income from investment operations:
  Net investment income/a ....................      0.43   0.39    0.37    0.32
  Net realized and unrealized gains (losses) .      2.40   1.34    0.86   (1.85)
 Total from investment operations ............      2.83   1.73    1.23   (1.53)
 Less distributions from net investment income     (0.41) (0.37)  (0.40)  (0.32)
 Redemption fees .............................     --/c     --/c     --      --
 Net asset value, end of year ................    $12.57 $10.15   $8.79   $7.96
 Total return/b ..............................     28.35% 20.02%  15.96%(16.01)%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) .............    $14,649   $1,590  $1,142  $142
 Ratios to average net assets:
  Expenses ...................................    1.13%  1.15%   1.19%   1.16%/e
  Net investment income ......................    3.57%  4.14%   4.64%   4.82%/e
 Portfolio turnover rate .....................   13.53% 16.13%  25.81%  30.60%

 a Based on average daily shares outstanding.
 b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
 c Amount is less than $0.01 per share.
 d For the period January 1, 2002 (effective date) to September 30, 2002.
 e Annualized.

III. For the Franklin U.S. Government Securities Fund, the financial highlights tables for Class B, C and R shares, beginning on page 76, are replaced with the following:
                                               YEAR ENDED SEPTEMBER 30,
 CLASS B                                2005    2004   2003    2002    2001
 PER SHARE OPERATING PERFORMANCE
 (for a share outstanding throughout the year)
 Net asset value, beginning of year .    $6.67   $6.80  $6.98   $6.93   $6.63
 Income from investment operations:
  Net investment income/a ...........     0.25    0.24   0.25    0.34   0.37/d
  Net realized and unrealized gains
  (losses)                               (0.11)  (0.05) (0.10)   0.09   0.33/d
 Total from investment operations ...     0.14    0.19   0.15    0.43   0.70
 Less distributions from net investment
 income                                  (0.29)  (0.32) (0.33)  (0.38)  (0.40)
 Redemption fees ....................    --/c      --/c    --      --      --
 Net asset value, end of year .......    $6.52   $6.67  $6.80   $6.98   $6.93
 Total return/b .....................     2.13%   2.92%  2.13%   6.37%  10.94%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) .  $478,788 $568,276 $678,814 $559,966 $225,517
 Ratios to average net assets:
  Expenses ..........................       1.25%   1.23%  1.23%   1.22%   1.22%
  Net investment income .............       3.76%   3.56%  3.58%   4.95% 5.51%/d
 Portfolio turnover rate ............      29.14%  41.45% 66.96%  44.62%  19.18%

 a Based on average daily shares outstanding.
 b Total return does not reflect the contingent deferred sales charge.
 c Amount is less than $0.01 per share.
 d Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

  Net investment income per share ....................................$(0.008)
  Net realized and unrealized gains (losses) per share ...............  0.008
  Ratio of net investment income to average net assets ............... (0.11)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

                                               YEAR ENDED SEPTEMBER 30,
 CLASS C                                 2005    2004   2003    2002    2001
 PER SHARE OPERATING PERFORMANCE
 (for a share outstanding throughout the year)
 Net asset value, beginning of year .    $6.65   $6.78  $6.97   $6.91   $6.61
 Income from investment operations:
  Net investment income/a ...........     0.25    0.24   0.25    0.34    0.37d
  Net realized and unrealized gains
  (losses)                               (0.11)  (0.05) (0.11)   0.10    0.33d
 Total from investment operations ...     0.14    0.19   0.14    0.44    0.70
 Less distributions from net investment
 income                                  (0.29)  (0.32) (0.33)  (0.38)  (0.40)
 Redemption fees ....................      --/c    --/c    --      --      --
 Net asset value, end of year .......    $6.50   $6.65  $6.78   $6.97   $6.91
 Total return/b .....................     2.14%   2.91%  2.00%   6.53%  10.96%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) .. $508,539 $597,451 $814,635 $803,049 $422,114
 Ratios to average net assets:
  Expenses ..........................       1.25%   1.23%  1.23%   1.21%   1.22%
  Net investment income .............       3.76%   3.56%  3.58%   4.96% 5.55%/d
 Portfolio turnover rate ............      29.14%  41.45% 66.96%  44.62%  19.18%

 a Based on average daily shares outstanding.
 b Total return does not reflect the contingent deferred sales charge.
 c Amount is less than $0.01 per share.
 d Effective October 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

  Net investment income per share ....................................$(0.008)
  Net realized and unrealized gains (losses) per share ...............  0.008
  Ratio of net investment income to average net assets ............... (0.11)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
                                                  YEAR ENDED SEPTEMBER 30,
 CLASS R                                         2005   2004    2003    2002/D
 PER SHARE OPERATING PERFORMANCE
 (for a share outstanding throughout the year)
 Net asset value, beginning of year ..........     $6.68  $6.81   $6.99   $6.81
 Income from investment operations:
  Net investment income/a ....................      0.26   0.25    0.25    0.25
  Net realized and unrealized gains (losses) .     (0.11) (0.05)  (0.09)   0.22
 Total from investment operations ............      0.15   0.20    0.16    0.47
 Less distributions from net investment income     (0.30) (0.33)  (0.34)  (0.29)
 Redemption fees .............................     --/c     --/c     --      --
 Net asset value, end of year ................     $6.53  $6.68   $6.81   $6.99
 Total return/b ..............................      2.29%  3.08%   2.29%   7.03%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) .............  $65,790 $59,431 $54,042 $14,042
 Ratios to average net assets:
  Expenses ...................................      1.10%  1.08%   1.08% 1.07%/e
  Net investment income ......................      3.91%  3.71%   3.73% 5.10%/e
 Portfolio turnover rate .....................     29.14% 41.45%  66.96% 44.62%

 a Based on average daily shares outstanding.
 b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
 c Amount is less than $0.01 per share.
 d For the period January 1, 2002 (effective date) to September 30, 2002.
 e Annualized.

               Please keep this supplement for future reference.